UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6265

        Nuveen Pennsylvania Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Pennsylvania Investment Quality Municipal Fund (NQP) September 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 0.4% (0.3% of Total Investments)
$1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter	No Opt. Call	AA-	$1,100,270
	& Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)

	Education and Civic Organizations - 25.4% (16.8% of Total Investments)
3,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon	3/12 at 100.00	AA-	3,123,780
	University, Series 2002, 5.125%, 3/01/32
975	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Robert	2/06 at 102.00	Baa3	1,003,197
	Morris College, Series 1996A, 6.250%, 2/15/26
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	222,960
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
2,000	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Chatham	9/08 at 102.00	BBB	2,050,380
	College, Series 1998A, 5.250%, 9/01/18
2,000	Chester County Industrial Development Authority, Pennsylvania, Educational Facilities Revenue	1/12 at 100.00	AAA	2,075,360
	Bonds, Westtown School, Series 2002, 5.000%, 1/01/26 - AMBAC Insured
3,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Haverford College, Series 2000, 5.750%,	11/10 at 101.00	AA	3,318,900
	11/15/29
1,315	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series	8/13 at 100.00	AAA	1,437,519
	2003, 5.250%, 8/01/18 - FGIC Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2005:
1,000	5.000%, 8/01/12 - MBIA Insured	No Opt. Call	AAA	1,085,390
1,240	5.000%, 8/01/13 - MBIA Insured	No Opt. Call	AAA	1,346,975
1,305	5.000%, 8/01/16 - MBIA Insured	8/15 at 100.00	AAA	1,417,387
1,000	Harveys Lake General Municipal Authority, Pennsylvania, College Revenue Bonds, College of	11/09 at 100.00	A	1,064,770
	Misericordia Project, Series 1999, 6.000%, 5/01/19 - ACA Insured
	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative
	Association Inc./Indiana University of Pennsylvania - Student Union Project, Series 1999B:
815	0.000%, 11/01/15 - AMBAC Insured	No Opt. Call	AAA	532,847
815	0.000%, 11/01/16 - AMBAC Insured	No Opt. Call	AAA	506,881
815	0.000%, 11/01/17 - AMBAC Insured	No Opt. Call	AAA	481,624
815	0.000%, 11/01/18 - AMBAC Insured	No Opt. Call	AAA	456,995
815	0.000%, 11/01/19 - AMBAC Insured	No Opt. Call	AAA	434,232
8,000	Pennsylvania Higher Education Assistance Agency, Capital Acquisition Revenue Refunding Bonds,	11/11 at 100.00	Aaa	8,272,960
	Series 2001, 5.000%, 12/15/30 - MBIA Insured
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania,	7/15 at 100.00	AA	2,088,840
	Series 2005C, 5.000%, 7/15/38
3,450	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania,	No Opt. Call	AA	3,773,714
	Series 2005A, 5.000%, 9/01/14
5,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of Higher	6/12 at 100.00	Aaa	5,345,650
	Education, Series 2002W, 5.000%, 6/15/19 - AMBAC Insured
1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University,	1/13 at 100.00	A1	1,045,060
	Series 2002, 5.000%, 1/01/20
2,945	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series 2003,	7/13 at 100.00	AA	3,143,640
	5.375%, 1/01/20 - RAAI Insured
5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series 2001,	7/11 at 100.00	AA	5,211,500
	5.375%, 7/01/31 - RAAI Insured
2,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/12	No Opt. Call	AA	2,208,020
	Pennsylvania State University, General Revenue Bonds, Series 2005:
1,040	5.000%, 9/01/14	No Opt. Call	AA	1,137,583
1,560	5.000%, 9/01/15	No Opt. Call	AA	1,708,325
6,000	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Revenue Bonds, Series 1998, 5.000%,	9/08 at 100.00	AA+	6,104,520
	9/15/28
	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,
	Bucknell University, Series 2002A:
1,665	5.250%, 4/01/18	4/13 at 100.00	Aa3	1,795,952
1,000	5.250%, 4/01/20	4/13 at 100.00	Aa3	1,089,800
105	Wilkes-Barre General Municipal Authority, Pennsylvania, College Revenue Refunding Bonds, College of	12/05 at 100.00	N/R	105,345
	Misericordia, Series 1992B, 7.750%, 12/01/12

	Healthcare - 10.2% (6.8% of Total Investments)
1,555	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General	4/15 at 100.00	Baa2	1,562,075
	Hospital, Series 2005A, 5.125%, 4/01/35
1,115	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series 2002,	11/12 at 100.00	AAA	1,201,859
	5.250%, 11/01/15 - AMBAC Insured
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series	11/14 at 100.00	A	1,315,175
	2004A, 5.500%, 11/01/24
2,500	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke's Hospital	8/13 at 100.00	BBB	2,588,225
	of Bethlehem, Series 2003, 5.375%, 8/15/33
9,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System, Series	1/11 at 101.00	Aa3	9,866,790
	2001A, 6.000%, 1/15/31
2,360	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania	8/15 at 100.00	AAA	2,557,886
	Health Services, Series 2005B, 5.000%, 8/15/16 - FGIC Insured
1,225	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	11/05 at 100.00	BBB	1,235,903
	Bonds, Temple University Hospital, Series 1993A, 6.625%, 11/15/23
1,615	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital, Series	7/12 at 100.00	AAA	1,753,228
	2002A, 5.250%, 7/01/13 - AMBAC Insured
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
525	5.000%, 12/01/27 (WI, settling 10/12/05) - RAAI Insured	12/15 at 100.00	AA	544,031
370	5.000%, 12/01/29 (WI, settling 10/12/05) - RAAI Insured	12/15 at 100.00	AA	381,892
960	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1	1,008,749
	Series 2004B, 5.375%, 11/15/34
1,500	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/12 at 100.00	BBB+	1,619,100
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32

	Housing/Multifamily - 0.7% (0.5% of Total Investments)
800	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds,	5/15 at 102.00	Baa2	809,144
	Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35
900	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1992C,	2/06 at 100.00	A2	901,080
	7.125%, 8/01/13 (Alternative Minimum Tax)

	Housing/Single Family - 1.3% (0.9% of Total Investments)
2,140	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 2001B,	10/11 at 100.00	AAA	2,209,208
	5.450%, 10/01/32 (Alternative Minimum Tax)
960	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	4/07 at 102.00	AAA	971,789
	6.250%, 10/01/28 (Alternative Minimum Tax)

	Industrials - 4.4% (2.9% of Total Investments)
5,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A3	5,407,200
	Project, Series 2001A, 6.375%, 11/01/41 (Alternative Minimum Tax)
5,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,	No Opt. Call	AAA	5,569,450
	5.500%, 7/01/12 - AMBAC Insured

	Long-Term Care - 2.6% (1.7% of Total Investments)
1,500	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc., Series	12/12 at 100.00	AA	1,532,520
	2003A, 5.000%, 12/01/26 - RAAI Insured
3,225	Montgomery County Higher Education and Health Authority, Pennsylvania, Mortgage Revenue Bonds,	1/06 at 101.00	BBB	3,265,184
	Waverly Heights Ltd., Series 1996, 6.375%, 1/01/26
1,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	7/11 at 101.00	AAA	1,589,880
	Corporation for the Aging Project, Series 2001B, 5.250%, 7/01/26 - AMBAC Insured
230	Philadelphia Authority for Industrial Development, Pennsylvania, Health Care Facilities Revenue	5/08 at 102.00	N/R	234,308
	Bonds, Paul's Run, Series 1998A, 5.875%, 5/15/28

	Materials - 0.7% (0.5% of Total Investments)
1,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National	11/08 at 102.00	N/R	1,857,660
	Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)

	Tax Obligation/General - 24.9% (16.5% of Total Investments)
4,000	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005C-57, 5.250%, 11/01/13 - FGIC	No Opt. Call	AAA	4,434,160
	Insured
1,800	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-53, 5.250%, 11/01/20 - FGIC	5/11 at 100.00	AAA	1,931,130
	Insured
1,640	Bensalem Township, Pennsylvania, General Obligation Bonds, Series 2004, 5.000%, 12/01/13 - FGIC	No Opt. Call	Aaa	1,790,257
	Insured
1,790	Bucks County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 6/01/17 (WI, settling	6/15 at 100.00	Aa2	1,927,060
	10/18/05)
1,200	Butler County, Pennsylvania, General Obligation Bonds, Series 2004, 5.000%, 7/15/16 - FGIC Insured	7/14 at 100.00	AAA	1,300,632
2,200	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003, 5.000%,	5/13 at 100.00	Aaa	2,319,152
	5/15/23 - MBIA Insured
1,000	Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 5.125%, 10/01/19	10/09 at 100.00	AA	1,061,160
2,345	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/20 (WI,	10/15 at 100.00	AA	2,515,763
	settling 10/12/05)
7,500	Montgomery County, Pennsylvania, General Obligation Bonds, Series 1999, 5.000%, 7/15/24	7/09 at 100.00	Aaa	7,838,850
1,000	New Castle Area School District, Lawrence County, Pennsylvania, General Obligation Bonds, Series	3/10 at 100.00	AAA	1,084,800
	2000, 5.600%, 3/01/25 - MBIA Insured
1,025	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series	3/13 at 100.00	Aaa	1,093,122
	2003, 5.000%, 9/01/19 - FGIC Insured
2,500	North Pocono School District, Lackawanna County, Pennsylvania, General Obligation Bonds, Series	9/15 at 100.00	Aaa	2,726,175
	2005A, 5.000%, 9/15/16 - FGIC Insured
4,000	Pennsylvania, General Obligation Bonds, Third Series 2004, 5.000%, 9/01/12	No Opt. Call	AA	4,364,480
	Pennsylvania, General Obligation Refunding Bonds, Second Series 2002:
4,000	5.000%, 10/01/11 - FGIC Insured	No Opt. Call	AAA	4,347,120
1,620	5.250%, 10/01/14 - FGIC Insured	No Opt. Call	AAA	1,810,123
	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A:
1,000	5.000%, 2/15/12 - XLCA Insured	No Opt. Call	AAA	1,075,540
2,585	5.250%, 2/15/13 - XLCA Insured	No Opt. Call	AAA	2,826,594
2,725	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2005A, 5.000%, 9/01/11 - MBIA Insured	No Opt. Call	AAA	2,933,463
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds,	No Opt. Call	AAA	3,405,360
	Series 2002A, 5.500%, 9/01/15 - FSA Insured
3,390	Pocono Mountain School District, Monroe County, Pennsylvania, General Obligation Bonds, Series	2/13 at 100.00	Aaa	3,649,369
	2003, 5.000%, 2/15/15 - FGIC Insured
1,590	Red Lion Area School District, York County, Pennsylvania, General Obligation Bonds, Series 2001,	10/11 at 100.00	Aaa	1,685,941
	5.000%, 4/15/20 - FSA Insured
445	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	AAA	486,950
	District, Series 2003, 5.250%, 11/01/21 - FGIC Insured
1,465	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds, Series	4/12 at 100.00	AAA	1,565,543
	2001A, 5.000%, 4/01/18 - FSA Insured
4,020	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	2/13 at 100.00	Aa2	4,375,489
	Series 2003, 5.250%, 2/15/19

	Tax Obligation/Limited - 22.1% (14.6% of Total Investments)
5,000	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed County	11/12 at 100.00	AAA	5,289,600
	Building Project, Series 2002A, 5.000%, 11/01/22 - MBIA Insured
	Allegheny County Port Authority, Pennsylvania, Special Transportation Revenue Bonds, Series 2001:
1,000	5.500%, 3/01/17 - FGIC Insured	3/11 at 101.00	AAA	1,100,280
3,500	5.000%, 3/01/29 - FGIC Insured	3/11 at 101.00	AAA	3,625,125
6,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series	No Opt. Call	AA-	6,816,420
	2002, 5.750%, 7/01/17
8,725	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue Refunding Bonds,	6/09 at 100.00	AAA	8,869,661
	Philadelphia Funding Program, Series 1999, 4.750%, 6/15/23 - FGIC Insured
	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A:
1,500	5.250%, 12/01/15 - MBIA Insured	12/13 at 100.00	AAA	1,651,440
2,600	5.250%, 12/01/17 - MBIA Insured	12/13 at 100.00	AAA	2,856,750
2,125	5.250%, 12/01/18 - MBIA Insured	12/13 at 100.00	AAA	2,330,169
1,000	5.250%, 12/01/19 - MBIA Insured	12/13 at 100.00	AAA	1,095,080
10,935	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Series 2001B,	10/11 at 101.00	AAA	11,587,929
	5.250%, 10/01/30 - FSA Insured
2,700	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	2,907,765
	11/15/17 - FSA Insured
4,000	Pittsburgh and Allegheny Counties Public Auditorium Authority, Pennsylvania, Sales Tax Revenue	8/09 at 101.00	AAA	4,160,720
	Bonds, Regional Asset District, Series 1999, 5.000%, 2/01/29 - AMBAC Insured
1,090	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Tax Increment Financing District Bonds,	5/09 at 100.00	A2	1,160,022
	Center Triangle Project, Series 1999A, 6.100%, 5/01/19
1,800	Southeastern Transportation Authority, Pennsylvania, Special Revenue Bonds, Series 1999A, 5.250%,	3/09 at 101.00	AAA	1,921,734
	3/01/16 - FGIC Insured

	Transportation - 11.2% (7.4% of Total Investments)
630	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds, Series	7/13 at 100.00	A2	680,268
	2003, 5.250%, 7/01/17
2,035	Lehigh-Northampton Airport Authority, Pennsylvania, Airport Revenue Bonds, Lehigh Valley Airport	5/10 at 100.00	Aaa	2,212,798
	System, Series 2000A, 6.000%, 5/15/30 (Alternative Minimum Tax) - MBIA Insured
5,400	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street Station	6/12 at 102.00	A	5,809,104
	Parking Garage, Series 2002, 5.800%, 6/01/23 (Alternative Minimum Tax) - ACA Insured
	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A:
1,800	5.250%, 7/15/16 - FSA Insured	No Opt. Call	AAA	2,016,486
4,000	5.250%, 7/15/19 - FSA Insured	No Opt. Call	AAA	4,500,920
2,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 - AMBAC	12/11 at 101.00	AAA	2,296,426
	Insured
5,000	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2001B, 5.250%, 6/15/31	6/11 at 101.00	AAA	5,198,600
	(Alternative Minimum Tax) - FGIC Insured
3,250	Philadelphia Parking Authority, Pennsylvania, Airport Parking Revenue Bonds, Series 1999, 5.250%,	9/09 at 101.00	AAA	3,444,643
	9/01/29 - FSA Insured
1,885	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Refunding Bonds, Series	No Opt. Call	AAA	2,056,573
	2002, 5.000%, 12/01/12 - AMBAC Insured

	U.S. Guaranteed *** - 22.4% (14.8% of Total Investments)
3,550	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000C-52, 5.250%, 11/01/23	5/11 at 100.00	AAA	3,884,872
	(Pre-refunded to 5/01/11) - FGIC Insured
1,320	Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2000C-53, 5.250%,	5/11 at 100.00	AAA	1,444,516
	11/01/20 (Pre-refunded to 5/01/11) - FGIC Insured
1,355	Bucks County, Pennsylvania, Bensalem Township School District, General Obligation Bonds, Series	7/06 at 100.00	AAA	1,386,450
	1996, 5.850%, 7/15/12 (Pre-refunded to 7/15/06) - FGIC Insured
830	Delaware River Joint Toll Bridge Commission, Pennsylvania and New Jersey, Revenue Bonds, Series	7/13 at 100.00	A2***	914,502
	2003, 5.250%, 7/01/17 (Pre-refunded to 7/01/13)
5,000	Erie, Pennsylvania, Water Authority, Water Revenue Bonds, Series 2001A, 5.200%, 12/01/30	12/11 at 100.00	AAA	5,486,650
	(Pre-refunded to 12/01/11) - MBIA Insured
6,275	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series	2/12 at 100.00	AAA	6,936,134
	2002, 5.375%, 2/15/18 (Pre-refunded to 2/15/12) - FGIC Insured
1,450	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative	11/06 at 100.00	AAA	1,495,356
	Association Inc./Indiana University of Pennsylvania - Student Union Project, Series 1999A, 5.875%,
	11/01/29 (Pre-refunded to 11/01/06) - AMBAC Insured
925	Moon Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2004,	No Opt. Call	AAA	1,021,968
	5.250%, 11/15/12 - FSA Insured
3,650	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2001, 5.000%, 7/15/41	7/11 at 101.00	AAA	3,984,924
	(Pre-refunded to 7/15/11) - AMBAC Insured
790	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 - MBIA	No Opt. Call	AAA	963,768
	Insured
3,400	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,824,286
	8/01/18 (Pre-refunded to 8/01/12) - FGIC Insured
6,100	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/11 at 100.00	AAA	6,655,161
	2001, 5.250%, 9/15/30 (Pre-refunded to 9/15/11) - FGIC Insured
785	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School	11/13 at 100.00	AAA	871,774
	District, Series 2003, 5.250%, 11/01/21 (Pre-refunded to 11/01/13) - FGIC Insured
2,000	Sto Rox School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2000,	12/10 at 100.00	AAA	2,237,860
	5.800%, 6/15/30 (Pre-refunded to 12/15/10) - MBIA Insured
3,000	Warrington Township Municipal Authority, Bucks County, Pennsylvania, Water and Sewer Revenue Bonds,	11/15 at 100.00	AAA	3,733,560
	Series 1991, 7.100%, 12/01/21 (Pre-refunded to 11/15/15) - FGIC Insured
5,450	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds,	No Opt. Call	AAA	7,119,172
	Series 1985A, 9.500%, 11/15/14
	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series
	2003A:
1,700	5.250%, 4/01/19 (Pre-refunded to 4/01/14) - MBIA Insured	4/14 at 100.00	AAA	1,887,459
2,050	5.250%, 4/01/20 (Pre-refunded to 4/01/14) - MBIA Insured	4/14 at 100.00	AAA	2,276,054

	Utilities - 9.3% (6.2% of Total Investments)
1,250	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	AAA	1,303,638
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 - AMBAC Insured
1,820	Beaver Falls Municipal Authority, Pennsylvania, Water and Hydroelectric Revenue Bonds, Series	No Opt. Call	AAA	1,978,558
	2002A, 5.000%, 6/01/12 - AMBAC Insured
2,320	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding	No Opt. Call	BBB-	2,510,843
	Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative Minimum Tax)
2,430	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	AAA	2,469,415
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 - FGIC Insured
3,500	Montgomery County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	AAA	3,854,200
	Refunding Bonds, Montgomery County Montenay Project, Series 2002A, 5.250%, 11/01/13 - MBIA Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003,	7/13 at 100.00	AAA	2,172,600
	5.375%, 7/01/19 - FSA Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	728,847
	5.000%, 9/01/26 - FSA Insured
680	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/13 - AGC	No Opt. Call	AAA	733,863
	Insured
3,500	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Sixteenth Series 1999,	7/09 at 101.00	AAA	3,781,750
	5.500%, 7/01/13 - FSA Insured
3,700	York County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding	3/12 at 101.00	Baa1	3,911,825
	Bonds, PSEG Power Project, Series 2001A, 5.500%, 9/01/20

	Water and Sewer - 15.3% (10.1% of Total Investments)
2,205	Bethlehem Authority, Northhampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,355,557
	Bonds, Series 2004, 5.000%, 11/15/20 - FSA Insured
1,000	Bucks County Water and Sewerage Authority, Pennsylvania, Collection System Revenue Bonds, Series	12/06 at 100.00	AAA	1,027,940
	1996, 5.550%, 12/01/17 - FGIC Insured
	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy
	Interceptor Project, Series 2004:
655	5.250%, 6/01/14 - FSA Insured	No Opt. Call	AAA	727,522
530	5.250%, 6/01/15 - FSA Insured	No Opt. Call	AAA	590,219
5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds,	10/12 at 100.00	AAA	5,249,200
	Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 (Alternative Minimum Tax) - AMBAC
	Insured
	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds,
	Series 2001A:
5,325	5.100%, 5/01/20 - FGIC Insured	11/11 at 100.00	AAA	5,693,650
1,465	5.100%, 5/01/21 - FGIC Insured	11/11 at 100.00	AAA	1,566,420
1,400	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue Bonds,	5/14 at 100.00	Aaa	1,523,410
	Series 2004, 5.250%, 5/01/20 - MBIA Insured
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004,	7/14 at 100.00	AAA	2,114,220
	5.000%, 7/15/22 - FSA Insured
1,540	Hempfield Township Municipal Authority, Westmoreland County, Pennsylvania, Guaranteed Sewerage	No Opt. Call	Aaa	1,686,421
	Revenue Bonds, Series 2005, 5.000%, 9/01/15 - FSA Insured
1,250	Lancaster Area Sewerage Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AAA	1,329,611
	4/01/20 - MBIA Insured
1,000	Lower Bucks County Joint Municipal Authority, Pennsylvania, Water and Sewerage Revenue Bonds,	11/08 at 100.00	Aaa	1,049,900
	Series 1998, 5.000%, 11/15/15 - FSA Insured
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2001A:
5,525	5.375%, 11/01/20 - FGIC Insured	11/12 at 100.00	AAA	6,043,022
5,000	5.000%, 11/01/31 - FGIC Insured	11/12 at 100.00	AAA	5,185,350
2,150	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%, 7/01/23 -	7/15 at 100.00	AAA	2,278,397
	FSA Insured

$353,445	Total Long-Term Investments (cost $360,160,118) - 150.9%			378,800,301

	Other Assets Less Liabilities - 1.7%			4,218,623

	Preferred Shares, at Liquidation Value - (52.6)%			(132,000,000)

	Net Assets Applicable to Common Shares - 100%			$251,018,924

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At September 30, 2005, the cost of investments was $360,150,640.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005, were as follows:

Gross unrealized:
Appreciation	$19,216,772
Depreciation	(567,111)

Net unrealized appreciation of investments	$18,649,661

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Pennsylvania Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         11/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         11/29/05

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         11/29/05

* Print the name and title of each signing officer under his or her signature.